CONVERTIBLE NOTE PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Convertible Note Payable Tables
Schedule of convertible Notes payable

Convertible Notes payable consisted of the following:

	March 31, 2018	December 31, 2017
Convertible notes payable:	$129,000	$66,000
Debt discount	(59,145)	(49,134)
Convertible notes payable net of debt discount	$69,855	$16,866

Accrued interest	2,756	665

Current portion of convertible note payable and interest	$72,611	$17,531

	December 31, 2017	December 31, 2016
Convertible notes payable:	$66,000	$-0-
Debt discount	(49,134)
Convertible notes payable net of debt discount	$16,866	$-0-

Accrued interest	665	-0-

Current portion of convertible note payable and interest	$17,531	$-0-